Provisions - Summary of Provisions (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Jan. 31, 2019
Disclosure of Provisions [line items]
Current	$ 426.7	$ 408.6
Non-current	112.8	111.6
Total provisions	539.5	520.2
Product related provisions [member]
Disclosure of Provisions [line items]
Total provisions	519.4	462.1
Restructuring provision [member]
Disclosure of Provisions [line items]
Total provisions	1.7	0.6
Other Provision [member]
Disclosure of Provisions [line items]
Total provisions	$ 18.4	$ 57.5